Summary of significant accounting policies (Policies)	6 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for interim financial statements and are in the form prescribed by Article 10 of Regulation S-X. These unaudited interim financial statements do not include certain information and footnote disclosures as required by the U.S. GAAP for complete annual financial statements. Accordingly, these statements should be read in conjunction with the Company’s unaudited consolidated financial statements as of and for the years ended September 30, 2025 and 2024 included in the Form F-20, filed with the U.S. Securities and Exchange Commission (“SEC”) on February 17, 2026.

In the opinion of the management, the accompanying unaudited consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended September 30, 2025. The results of operations for the six-month periods ended March 31, 2026 and 2025 are not necessarily indicative of the results for the full years.

Consolidation

Consolidation

The accompanying unaudited consolidated financial statements include the accounts of the Company and its subsidiaries. Significant inter-company balances, investment and capital, if any, have been eliminated upon consolidation.

Foreign currency translation / transactions

Foreign currency translation / transactions

The accompanying unaudited consolidated financial statements are presented in United State Dollars (“US$”), which is the reporting currency of the Company. The functional currencies of the Company are the United State Dollar, Singapore Dollar, Hong Kong Dollar and Chinese Renminbi.

Assets and liabilities denominated in currencies other than the reporting currency are translated into the reporting currency at the rates of exchange prevailing at the balance sheet date. Equity transactions are translated at their historical rates. The statements of operations and cash flows are translated at the average exchange rate during the reporting period. Translation gains and losses are recognized in the consolidated statements of operations and comprehensive income (loss) as other comprehensive income or loss.

Transactions in currencies other than the reporting or functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. The cumulative gain or loss from foreign currency transactions is reflected in the consolidated statement of operations and comprehensive income (loss) as other income (expense).

Use of estimates

Use of estimates

The preparation of unaudited consolidated financial statements in conformity with US GAAP requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s unaudited consolidated financial statements include, but are not limited to for the estimated credit loss of accounts receivable, impairment of long-lived assets, income tax and discount rate applied to the Company’s right-of-use asset and related lease liabilities. Actual results may differ from these estimates.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents represent cash and deposit with financial institution with original maturities of three months or less. They are unrestricted as to withdrawal or use.

Credit losses

Credit losses

The Company follows Accounting Standards Update (“ASU”) 2016-13 “Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments,” which replaces the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology.

The Company’s account receivables, contract assets and other current assets in the balance sheet are within the scope of Accounting Standards Codification (“ASC”) Topic 326. As the Company has a limited number of customers and debtors, the Company uses the loss-rate method to evaluates the expected credit losses on an individual basis. When establishing the loss rate, the Company makes an assessment based on various factors, including historical experience, creditworthiness of customers and debtors, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from the customers and debtors. The Company also provides specific provisions for allowances when facts and circumstances indicate that a receivable is unlikely to be collected.

Expected credit losses are recorded as allowance for credit losses on the consolidated statements of operations. After all attempts to collect a receivable have failed, the receivable is written off against the allowance. In the event the Company recovers amount that is previously reserved for, the Company will reduce the specific allowance for credit losses.

Accounts receivable

Accounts receivable

Accounts receivable mainly represent amounts due from customers that meet the revenue recognition criteria. These accounts receivables are recorded net of any allowance for credit losses and specific customer credit allowances. The Company maintains an allowance for estimated credit losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and the Company’s customers’ financial condition, the receivable amount in dispute, and the current receivables aging and current payment patterns, over the contractual life of the receivable. The Company writes off the receivable when it is determined to be uncollectible.

Deposits and prepayments	Deposits and prepayments Deposits and prepayments are classified as either current or non-current based on the terms of the respective agreements.
Property and equipment, net

Property and equipment, net

Plant and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Computer equipment	1 years
Furniture & fitting	3 years
Leasehold improvement	Number of years on the lease
Office equipment	1 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statement of income. Expenditures for maintenance and repairs are charged to expense as incurred, while additions renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment of long-lived assets

Impairment of long-lived assets

The Company evaluates the recoverability of its long-lived assets (asset groups), including property and equipment and operating lease right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of its asset (asset group) may not be fully recoverable. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the asset (asset group) and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the asset (asset group), the Company recognizes an impairment loss based on the excess of the carrying amount of the asset (asset group) over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For the six months ended March 31, 2026 and 2025, no impairment of long-lived assets was recognized.

Fair value measurements

Fair value measurements

ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in pricing the asset or liability. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	- observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	- other inputs that are directly or indirectly observable in the marketplace.
Level 3	- unobservable inputs which are supported by little or no market activity.

The carrying amounts of cash and cash equivalents, accounts receivable, deposits and prepayments, contract liabilities, accounts payable, and accruals and other payables approximate their fair values because of their generally short maturities.

Revenue recognition

Revenue recognition

In accordance with ASC 606, to determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify contract(s) with a client; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenues when (or as) the Company satisfies the performance obligation.

Our revenues are recognized when persuasive evidence of an arrangement exists, service has occurred, and all performance obligations have been performed pursuant to the terms of the agreement, the sales price is fixed or determinable and collectability is reasonably assured. Our revenue agreements generally do not include a right of return in relation to the delivered products or services. Depending on the terms of the agreement and the laws that apply to the agreement, control of the services may be transferred over time or at a point in time. Control of the services is transferred over time if our performance:

-	provides all of the benefits received and consumed simultaneously by the client;

-	creates and enhances an asset that the client controls as the Company performs; or

-	does not create an asset with an alternative use to the Company and the Company has an enforceable right to payment for performance complete to date.

If a service obligation is delivered over time, revenue is recognized over the period of the agreement by reference to progress toward complete satisfaction of that service obligation. Otherwise, revenue is recognized at a point in time when service obligation is delivered to the client.

We currently generate our revenues from the following main sources:

License application, maintenance and renewal income

License application, maintenance and renewal income

License application and renewal income is generated by the provision of (a) consultancy services to customers in application of financial institution licenses across different countries; (b) maintaining the license via maintenance of an office and staff for regulatory reporting; and (c) renewing of financial institution licenses for customers.

We enter into distinct contracts with our customers for the provision of the license application, maintenance and renewal services.

License application

The Company’s primary performance obligations with respect to license applications are to provide customers with a comprehensive service as needed to obtain a certain business license. The services provided can vary from project to project and generally involves a series of tasks which are turned into inputs to fulfil the performance obligation.

Since the nature of our services are generally customized to our customer’s specific requests and these services are not transferable to other customers, the Company determines that the performance obligation is satisfied over time.

The Company measures its progress toward completion of service based on contract milestones. Given each individual task within a contract is distinct and separately identifiable, and a third-party confirmation document or other similar supporting document is available upon achievement of each task, therefore such method is the most faithful representation of progress and depiction of the transfer of services.

License maintenance

We render the license maintenance service throughout the contractual period and as a principal we recognize the revenue over the contract term. The Company acts as a principal to provide the license maintenance service as the office lease and staff are both contracted by the Company. We charge customers a maintenance fee for the office and staff costs incurred. Our fee is due and paid within the specified terms of payment.

License renewal

License renewal occurs over a short period of time and is recognized at a point in time when the performance obligation has been satisfied by the renewal of the license.

Corporate secretarial and other services income

Corporate secretarial and other services income

Corporate secretarial and other services income is generated by the provision of (a) corporate secretarial services rendered to customers; (b) consulting services to customers. These consulting services include but are not limited to, transforming company processes, assistance with provision of workflows either via staff or through technological processes, advising on company structuring, advising on marketing strategies; and (c) outsourcing services which include provision of all back-office functions to customers.

We enter into distinct contracts with our customers for the provision of the corporate secretarial and other services.

Corporate secretarial

We render the corporate secretarial service throughout the contractual period and we recognize the revenue over the contract term.

Consultancy services

The scope of work under consultancy services can vary from each unique customer and generally involves a series of tasks which are interrelated and are not separable or distinct as the customers cannot benefit from any standalone task. Therefore, the entire transaction prices of consultancy services are generally allocated to a single performance obligation.

Revenue is recognized at the point when the performance obligation has been fulfilled or the deliverables are delivered based on the specific terms of the contract.

Outsourcing services

Outsourcing services are generally rendered throughout the contractual period and we recognize the revenue over the contract term. As a principal, we charge customers monthly for the outsourcing work rendered as staff costs are contracted by the Company. Our fees are charged monthly and is due and paid within the specified terms of payment.

The Company considers the following indicators amongst others when determining whether it is acting as a principal in the contract where revenue would be recorded on a gross basis:

(i) the Company is primarily responsible for fulfilling the promise to provide the specified products or services;

(ii) the Company has control over services provided in which the prescription issued by our service providers is under the clinic name of the Company; and

(iii) the Company has discretion in establishing the price for the specified products or services.

Segmental reporting

Segmental reporting

On October 1, 2024, the Company adopted ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” The Company applies the “management approach” to identify operating segments, as required by ASC 280-10-50. Under this approach, operating segments are components of the business whose operating results are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and allocate resources. The Company’s CODM is the senior executive committee, which includes the Chief Executive Officer and the Chief Financial Officer.

The CODM manages the Company’s operations as a single operating and reportable segment, referred to as the corporate secretarial and support services including license application, maintenance and renewal services.

The CODM assesses segment performance and allocates resources based on net income, which is also reported in the Company’s consolidated statements of income.

Net income is used by the CODM to evaluate the return on segment assets and determine whether to reinvest profits in the business, fund acquisitions, or return capital to shareholders. Net income is also used to compare actual performance against budget and to benchmark the Company’s performance against industry peers. These evaluations form the basis for internal performance assessments and management compensation decisions.

Contract assets and contract liabilities

Contract assets and contract liabilities

The contract assets primarily relate to the Company’s rights to bill for work completed but not billed at the reporting date. The contract assets are transferred to receivables until subsequent billing phase. The contract liabilities primarily relate to advance billing to customers based on the contract, for which project deliverables has yet been completed.

Concentrations and credit risk

Concentrations and credit risk

The Company maintains cash with banks in Singapore, Hong Kong and China and Cooperatives in Indonesia. Should any bank or cooperative holding cash become insolvent, or if the Company is otherwise unable to withdraw funds, the Company would lose the cash with that bank; however, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. In Singapore, a depositor has up to S$100,000 insured by Singapore Deposit Insurance Corporation (“SDIC”). A digital asset maintained with a licensed financial institution in Singapore is safeguarded in accordance with the requirements under the Payment Services Act 2019. In Hong Kong, a deposit has up to HK$500,000 insured by Hong Kong Deposit Protection Board. In China, a deposit had up to RMB500,000 governed by Deposit Insurance Regulations. As of March 31, 2026, the Company had $12 million time deposit in Berkat Mandiri Bersatu Cooperative. The deposit had an initial term of three months with an interest rate of 6% per annum, and was subsequently renewed with a maturity date of October 3, 2026. This time deposit is not insured by any government authorities.

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company has designed their credit policies with an objective to minimize their exposure to credit risk. The Company’s accounts receivable is short term in nature and the associated risk is minimal. The Company conducts credit evaluations on its clients and generally does not require collateral or other security. The Company periodically evaluates the creditworthiness of the existing clients in determining the allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

Customers that consisted of more than 10% of total sales for the six months ended March 31, 2026 and 2025 were as follows:

	Six Months Ended March 31,
	2026	2025
Customer A	14.42%	34.42%
Customer B	-	19.15%
Customer C	-	10.51%

The following table sets forth information as to the Company’s total accounts receivable for above major customers as of March 31, 2026 and September 30, 2025:

	As of March 31, 2026	As of September 30, 2025
Customer A	3.33%	1.66%
Customer B	79.49%	90.57%
Customer C	1.84%	-%

As of the date of this report, all accounts receivable outstanding as of March 31, 2026 from Customer A and Customer C was collected, while none of the accounts receivable outstanding from Customer B was collected.

There were no suppliers accounted for more than 10% of total cost of sales for the six months ended March 31, 2026.

There was one supplier accounted for 11.05% of total cost of sales for the six months ended March 31, 2025.

Employee benefits

Employee benefits

Employee benefits are recognized as an expense, unless the cost qualifies to be capitalized as an asset.

Defined contribution plans

Defined contribution plans are post-employment benefit plans under which the Company pays fixed contributions into separate entities such as the Central Provident Fund on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid.

The Company participates in the Mandatory Provident Fund (“MPF”) as defined by the laws of Hong Kong’s jurisdictions in which it has operations. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

The Company participates in the national pension schemes as defined by the laws of Singapore’s jurisdictions in which it has operations. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

Chinese labor regulations require that the PRC subsidiary of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

Related parties

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

The Company follows ASC 850 Related Party Disclosures for the identification of related parties and disclosure of related party transactions.

Income taxes

Income taxes

The Company accounts for income taxes under FASB ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets are also provided for net operating loss carryforwards that can be utilized to offset future taxable income.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. A valuation allowance is established, when necessary, to reduce net deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of FASB ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes for the six months ended March 31, 2026 and 2025. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Leases

Leases

The Company is a lessee of non-cancellable operating leases for its corporate office premises. The Company determines if an arrangement is a lease at inception. Lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate based on the information available at the lease commencement date. The Company generally uses the base, non-cancellable lease term in calculating the right-of-use assets and liabilities.

The Company has elected not to recognize ROU assets and lease liabilities for short-term leases that have a lease term of 12 months or less. The Company recognizes the lease payments associated with its short-term leases as an expense on a straight-line basis over the lease term.

The Company evaluates the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of finance and operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the six months ended March 31, 2026 and 2025, the Company did not have any impairment loss against its operating lease right-of-use assets.

Statement of cash flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are formulated based upon the local currencies using the average exchange rate in the period. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Earnings per share

Earnings per share

The Company calculates earnings per share in accordance with ASC Topic 260, “Earnings per Share.” Basic EPS is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS is computed similar to basic net income per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if all the potential common shares pertaining to warrants, stock options, and similar instruments had been issued and if the additional common shares were dilutive. Diluted earnings per share is based on the assumption that all dilutive convertible shares and stock options and warrants were converted or exercised. Dilution is computed by applying the treasury stock method for the outstanding unvested restricted stock, options and warrants, and the if-converted method for the outstanding convertible instruments. Under the treasury stock method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later) and as if funds obtained thereby were used to purchase common stock at the average market price during the period. Under the if-converted method, outstanding convertible instruments are assumed to be converted into common stock at the beginning of the period (or at the time of issuance, if later). Potential common stock that has an anti-dilutive effect (i.e., those that increase income per common stock or decrease loss per common stock) are excluded from the calculation of diluted loss per share. The Company has no dilutive securities or debt for each of the six months end March 31, 2026 and 2025.

Interest rate risk

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of the Company’s financial instruments will fluctuate because of changes in market interest rates. The Company’s exposure to interest rate risk arises mainly from its interest-bearing financial liabilities. The Company periodically reviews its liabilities and monitors interest rate fluctuations to ensure that the exposure to interest rate risk is within acceptable levels. The interest-bearing financial liabilities are usually at fixed interest rates except for money market loans, bank overdrafts and floating interest rate loans. The Company does not utilize interest rate derivatives to minimize its interest rate risk.

Recent accounting pronouncements

Recent accounting pronouncements

The Company is an “ emerging growth company “ (“EGC “) as defined in the Jumpstart Our Business Startups Act of 2012 (the “ JOBS Act “). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company made the election to delay the adoption of new or revised accounting standards.

In October 2023, the FASB issued ASU No. 2023-06, “Disclosure Improvements — Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” The ASU amends the disclosure or presentation requirements related to various subtopics in the FASB ASC. The ASU was issued in response to the SEC’s August 2018 final amendments in Release No. 33-10532, Disclosure Update and Simplification that updated and simplified disclosure requirements that the SEC believed were duplicative, overlapping, or outdated. The guidance in ASU 2023-06 is intended to align GAAP requirements with those of the SEC and to facilitate the application of GAAP for all entities. The amendments introduced by ASU 2023-06 are effective if the SEC removes the related disclosure or presentation requirement from its existing regulations by June 30, 2027. If, by June 30, 2027, the SEC has not removed the applicable requirements from its existing regulations, the pending content of the associated amendment will be removed from the ASC and will not become effective for any entities. Early adoption is permitted. The adoption of ASU 2023-06 is not expected to have a material impact on the Company’s unaudited consolidated financial statements or related disclosures.

On November 4, 2024, the FASB issued an ASU No. 2024-03, Disaggregation of Income Statement Expenses (“ASU 2024-03”) to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses in commonly presented expense captions (such as cost of sales; selling, general, and administrative expenses; and research and development). The amendments in the ASU require disclosure in the notes to financial statements of specified information about certain costs and expenses. The amendments require that at each interim and annual reporting period an entity: 1.Disclose the amounts of (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and (e) depreciation, depletion, and amortization recognized as part of oil- and gas-producing activities (or other amounts of depletion expense) included in each relevant expense caption. A relevant expense caption is an expense caption presented on the face of the income statement within continuing operations that contains any of the expense categories listed in (a)–(e). 2. Include certain amounts that are already required to be disclosed under current generally accepted accounting principles in the same tabular disclosure as the other disaggregation requirements. 3. Disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. 4) Disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses. In January 2025, the FASB issued ASU No. 2025-01, Clarifying the Effective Date (“ASU 2025-01”). The amendments, as clarified by ASU 2025-01, are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments in this ASU should be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of the ASU or (2) retrospectively to any or all prior periods presented in the financial statements. The Company is currently evaluating the impact of the adoption of this standard to determine its impact on its disclosures.

In May 2025, the FASB issued ASU 2025-04, Compensation - Stock Compensation (Topic 18) and Revenue from contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer. The amendments provide guidance on identifying the accounting acquirer in transactions involving a variable interest entity. The amendments clarify the accounting for share-based consideration payable to a customer under Topic 718 and Topic 606. The amendments are effective for annual reporting periods, including interim reporting period within those annual periods, beginning after December 15, 2026. Early adoption is permitted. The Company is currently evaluating the impact of this amendment and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations, or cash flows.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments provide a practical expedient and, if applicable, an accounting policy election to simplify the measurement of credit losses for certain receivables and contract assets. The amendments are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in any interim or annual period in which financial statements have not been issued or made available for issuance. The Company is currently evaluating the impact of this amendment and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations, or cash flows.

The Company’s management does not believe that any other recently issued, but not yet effective, authoritative guidance, if currently adopted, would have a material impact on the Company’s financial statement presentation or disclosures.